Performance Management - Connors Hedged Equity Fund	Nov. 30, 2024
Prospectus [Line Items]
Performance Table Heading	Performance Table Average Annual Total Returns (For the year ended December 31, 2024)
Performance [Table]
Class I Shares	One Year	Since Inception(1)
Return Before Taxes	18.28%	9.26%
Returns After Taxes on Distributions	17.88%	9.03%
Returns After Taxes on Distributions and Sale of Fund Shares	11.11%	7.18%
S&P 500® Total Return Index(2)	25.02%	10.96%
CBOE S&P 500® BuyWrite Index(3)	20.12%	6.83%
(1)	The Fund commenced operations on January 19, 2022.
(2)	The S&P 500® Total Return Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Investors cannot invest directly in an index.
(3)	The CBOE S&P 500 BuyWrite IndexSM (BXM) is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. An investor cannot invest directly in an index.